Revenues (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Revenues

(€’000)	For the year ended December 31,
	2021	2020	2019
Out-licensing revenue	—	—	—
Other revenue	—	5	6

Total	—	5	6